Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

21.Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Gold
Sales revenue	$4,027	$-
Derivative pricing adjustments	-	-
	4,027	-
Silver
Sales revenue	$27,438	$19,212
Derivative pricing adjustments	(267)	370
	27,171	19,582
Zinc
Sales revenue	$5,973	$3,078
Derivative pricing adjustments	96	(1,094)
	6,069	1,984
Lead
Sales revenue	$20,617	$16,142
Derivative pricing adjustments	169	(400)
	20,786	15,742
Other by-products
Sales revenue	$190	$15
Derivative pricing adjustments	(46)	71
	144	86

Total sales revenue	$58,245	$38,447
Total derivative pricing adjustments	(48)	(1,053)
Gross revenue	$58,197	$37,394
Treatment and selling costs	(13,393)	(9,511)
	$44,804	$27,883

The amount of gold sales revenue recognized from deferred revenue (see Note 9) was $4.0 million during the year ended December 31, 2021.

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 26).